Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Of Financial Instruments Tables
Fair Value of Financial Instruments

	Fair Value Measurements at December 31, 2016
	Level 1	Level 2	Level 3
Assets
Cash	$22,437	$-	$-
Total assets	22,437	-	-
Liabilities
Convertible note payable, net of discounts	-	153,024	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	183,024	-
	$22,437	$(183,024)	$-

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$35,414	$-	$-
Total assets	35,414	-	-
Liabilities
Convertible note payable, net of discounts	-	41,815	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	71,815	-
	$35,414	$(71,815)	$-